Other Assets-Schedule of Other Assets (Details) - AUD ($)	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Schedule of Other Assets [Abstract]
Prepayments	$ 2,158,906	[1]	$ 428,455	[1]	$ 311,449
Exploration bonds			33,868		33,868
Other assets	115,665		117,379		3,734
Total other assets	$ 2,274,571		$ 579,702		$ 349,051

[1]	Prepayments at 30 June 2026 primarily comprises accommodation costs paid in advance and a deposit for drilling services in relation to exploration activities at Horse Heaven. In the prior year prepayments mainly comprises marketing and public relations costs paid in advance.